INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Net income before income taxes	$ 39,898	$ 14,421
Combined statutory tax rate	27.00%	27.00%
Income tax expense at the Canadian statutory rate	$ 10,772	$ 3,894
Reconciling items:
Effect of difference in foreign tax rates	1,260	477
Non-deductible/non-taxable items	2,893	217
Change in unrecognized deductible temporary differences	(3,279)	(147)
Impact of foreign exchange	(3,040)	761
Special mining duties	3,104	1,063
Revisions to estimates	2,975	11
Impact of change of tax rates	0	197
Share issue costs	(766)	(162)
Other items	(664)	10
Income tax expense recognized in the year	$ 13,255	$ 6,321